Other current and non-current non-financial assets - Other current and noncurrent assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other non-financial assets [Line Items]
Other non-financial assets, current	$ 200,705	$ 136,750
Other non-current non-financial assets	364,166	373,700
Domestic Value Added Tax
Disclosure of other non-financial assets [Line Items]
Other non-financial assets, current	125,963	63,973
Foreign Value Added Tax
Disclosure of other non-financial assets [Line Items]
Other non-financial assets, current	26,315	24,889
Other non-current non-financial assets	289,921	308,084
Prepaid mining licenses
Disclosure of other non-financial assets [Line Items]
Other non-financial assets, current	3,326	1,299
Prepaid insurance
Disclosure of other non-financial assets [Line Items]
Other non-financial assets, current	12,589	15,022
Other prepayments
Disclosure of other non-financial assets [Line Items]
Other non-financial assets, current	1,391	3,204
Refund of Value Added Tax to exporters
Disclosure of other non-financial assets [Line Items]
Other non-financial assets, current	24,601	19,929
Other taxes
Disclosure of other non-financial assets [Line Items]
Other non-financial assets, current	4,189	6,142
Other assets
Disclosure of other non-financial assets [Line Items]
Other non-financial assets, current	2,331	2,292
Other non-current non-financial assets	7,793	7,208
Exploration and evaluation expenses
Disclosure of other non-financial assets [Line Items]
Other non-current non-financial assets	65,510	57,458
Guarantee deposits
Disclosure of other non-financial assets [Line Items]
Other non-current non-financial assets	$ 942	$ 950